Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	103 Months Ended	118 Months Ended	120 Months Ended
		Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
PGIM Floating Rate Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		5.82%	5.58%			4.50%
PGIM Floating Rate Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		6.45%	5.30%			3.97%
PGIM Floating Rate Income Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		8.52%	6.33%			5.00%
PGIM Floating Rate Income Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		8.69%	6.40%		5.00%
PGIM Government Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		2.04%	(2.45%)			(0.03%)
PGIM Government Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		3.28%	(2.72%)			(0.55%)
PGIM Government Income Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		5.08%	(2.07%)			0.03%
PGIM Government Income Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		5.89%	(1.29%)			0.71%
PGIM Government Income Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		5.90%	(1.31%)	0.40%
Without Sales Load [Member] | PGIM Floating Rate Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		8.25%	6.06%			4.74%
Without Sales Load [Member] | PGIM Floating Rate Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		7.45%	5.30%			3.97%
Without Sales Load [Member] | PGIM Government Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		5.47%	(1.81%)			0.30%
Without Sales Load [Member] | PGIM Government Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		4.28%	(2.72%)			(0.55%)
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	[1]	5.81%	(0.52%)	1.14%	1.52%	1.51%
S&P UBS Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P UBS Leveraged Loan Index
Average Annual Return, Percent		8.19%	6.09%		5.00%	5.05%
Bloomberg US Aggregate ex-Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate ex-Credit Index
Average Annual Return, Percent		5.57%	(0.80%)	0.72%		1.11%
Bloomberg US Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Government Bond Index
Average Annual Return, Percent		4.95%	(1.10%)	0.56%		1.02%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.